RELATED PARTY TRANSACTIONS (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Apr. 27, 2023	Mar. 01, 2023	Feb. 14, 2023	Feb. 17, 2022	Nov. 19, 2021	Oct. 27, 2021	Mar. 15, 2021	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	May 17, 2023	Feb. 17, 2023	Oct. 12, 2022	Mar. 31, 2022	Feb. 23, 2021
Related Party Transaction [Line Items]
Repayment of promissory note related party												$ 183,753		$ 183,753
Total payment											1,634,120
Accrued expense related party														10,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Admistration support expense									30,000	$ 30,000	60,000	$ 45,000		105,000
Administrative Support Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Sponsor for services											10,000			10,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																			$ 300,000
Short-term debt													$ 174,147
Aditional,Short-term debt																		$ 9,606
Second Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount									2,200,000		2,200,000
Short-term debt									$ 2,450,000		2,450,000			$ 250,000			$ 500,000
Total payment											$ 1,634,120
IPO [Member]
Related Party Transaction [Line Items]
Number of common stock issuance				8,625,000
Share price				$ 10.00					$ 10.00		$ 10.00			$ 10.00	$ 0.20	$ 0.20
Shares not subject to forfeiture								281,250
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment of promissory note related party				$ 183,753
Debt maturity date				Feb. 25, 2022
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of common stock issuance				1,125,000
Share price									10.00		10.00			$ 10.00
Agreement term, description														Pursuant to the terms of the Amended and Restated Certificate of Incorporation and the trust agreement to be entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate the Initial Business Combination to be extended, the Sponsor or its affiliates or designees, upon five (5) business days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,725,000 with the underwriters’ over-allotment option exercised in full ($0.20 per unit), on or prior to the date of the applicable deadline, for each of the available three month extensions, providing a total possible Business Combination period of 18 months at a total payment value of $3,450,000 with the underwriters’ over-allotment option exercised in full ($0.40 per unit) (the “Extension Loans”). Any such payments would be made in the form of non-interest bearing loans
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						30,000	20,000
Scientific Advisor [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						5,500	2,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						10,000	20,000
Chief Scientific Officer [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						17,500
Two Independent Directors [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						30,000
Two Independent Directors [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						25,000
Strategic And Scientific Advisor [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						15,000
Sponsor [Member]
Related Party Transaction [Line Items]
Share price									12.50		12.50			$ 12.50
Common stock shares canceled during the period					718,750
Underwriter [Member] | Over-Allotment Option [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Share price									$ 0.20		$ 0.20
Deposits									$ 1,725,000		$ 1,725,000
Underwriter [Member] | Over-Allotment Option [Member] | Revision of Prior Period, Adjustment [Member]
Related Party Transaction [Line Items]
Share price									$ 0.40		$ 0.40
Deposits									$ 3,450,000		$ 3,450,000
Independent Director One [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						30,000
Independent Director Two [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						30,000
Independent Director Three [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						25,000
Independent Director Four [Member]
Related Party Transaction [Line Items]
Number of common stock issuance						25,000
Common Class B [Member]
Related Party Transaction [Line Items]
Number of common stock issuance			2,156,250
Forfeiture of shares					281,250
Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Forfeiture of shares											281,250			281,250
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of common stock issuance							2,875,000
Stock issued during period value							$ 25,000
Share price							$ 0.012
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock shares canceled during the period					718,750
Debt conversion price per share									$ 10.00		$ 10.00			$ 10.00
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Sponsor loan	$ 4,500,000
Sponsor [Member] | Second Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount														$ 2,000,000
Short-term debt														250,000
Sponsor loan		$ 2,000,000
Sponsor [Member] | Second Promissory Note [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Sponsor loan		$ 2,000,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, conversion of units											$ 1,500,000			$ 1,500,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of common stock issuance							2,875,000				2,156,250		2,156,250	2,156,250
Stock issued during period value							$ 25,000
Share price							$ 0.012